Organization and Description of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Disclosure of Organization and Description of Business [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS

Cuentas, Inc. (the “Company”) together with its subsidiaries, is mainly focused on financial technology (“FINTECH”) services, delivering mobile financial services, prepaid debit and digital content services to unbanked, underbanked and underserved communities. During 2023-Q1, the Company initiated its first investment into the Real Estate market and recently, made its second, more significant investment in Real Estate. The Company derived its revenue from GPR “Debit” Card fees and the sales of prepaid products and services including third party digital content, gift cards, remittances, mobile phone topups and other digital services. Additionally, The Company has an agreement with Interactive Communications International, Inc. (“InComm”) a leading processor of general purpose reloadable (“GPR”) debit cards, to market and distribute a line of prepaid digital content and gift cards targeted towards the Latin American market. Cuentas is able to purchase InComm’s prepaid digital content and gift cards at a discount and resell these same products in real time through its mobile app and through the Cuentas-SDI network of over 31,000 bodegas. Cuentas is able to offer these digital products to the public through its mobile app and the Cuentas-SDI distribution network, many at discounted prices, while making a small profit margin which varies from product to product. The prepaid digital content and gift cards include Amazon Cash, XBox, PlayStation, Nintendo, Karma Koin, Transit System Loads & Reloads (LA TAP, NY Transit, Grand Rapids, CT GO and more coming in 2023), Burger King, Cabela’s, Bass Pro Shops, AT&T, Verizon, Mango Mobile, Black Wireless and many more prepaid wireless carriers in the US and in foreign countries. Cuentas accountholders can also send up to $500 anywhere in the world that WesternUnion operates at a discounted rate. The Company’s real estate investments are intended to broaden its reach into the unbanked, underbanked and underserved communities by using a patented, low cost, sustainable technology that should allow the Company to provide reasonably priced rental apartments to working class residents who have been priced out of rental communities due to severe rent hikes in Florida and other areas in the US.

The Company was incorporated under the laws of the State of Florida on September 21, 2005 to act as a holding company for its subsidiaries. Its subsidiary is Meimoun and Mammon, LLC (100% owned) (“M&M”),Tel3, a business segment of Meimoun and Mammon, LLC provides prepaid calling cards to consumers directly and operates in a complimentary space as Meimoun and Mammon, LLC. The Company also owns 50% of CUENTASMAX LLC which installs WiFi6 shared network (“WSN”) systems in locations in the New York metropolitan tristate area using access points and small cells to provide users with access to the WSN.

On February 3, 2023, the Company entered into a Membership Interest Purchase Agreement (MIPA) with Core Development Holdings Corporation (“Core”). Core is a Florida corporation that holds approximately 29.3% of 4280 Lakewood Road Manager, LLC (“Lakewood Manager”), which in turn owns 86.45% of the membership interests in 4280 Lakewood Road, LLC (“4280 Project”), an affordable multi-family real estate project located in Lake Worth, Florida. Core sold 6% of its interest in the Lakewood Manager to the Company and the Company has agreed to issue to Core 295,282 of the Company’s common shares to acquire the 6% equity in the Lakewood Manager valued at approximately $700. The 295,282 of the Company’s shares were equal to 19.9% of the total number of issued and outstanding shares of the Company as of the date of the Agreement. The Company closed this transaction on or about March 9th, 2023.

On April 13, 2023, the Company signed an Operating Agreement to be a majority member in Brooksville Development Partners, LLC (“Brooksville”) with 2 minority members for the purpose of acquiring land for the development of a residential apartment community consisting of approximately 360 apartments. All real and personal property owned by Brooksville shall be owned by Brooksville as an entity, and the Members nor Manager shall not have any ownership interest in such property. One of the minority members will be the manager of the project.

On April 28, 2023, the Company and minority partners in Brooksville closed on the transaction to acquire a 21.8 acre site for development of the Brooksville project. Cuentas had deposited an “Initial Capital Contribution” of $2,000 into a title insurance escrow account which was released from escrow by the Title Agent to fund the balance of the purchase price of the Vacant Land, together with a $3,050 bank loan from Republic Bank of Chicago. Brooksville owns the Vacant Land, free and clear of any liens, claims and encumbrances with the sole exception being the Republic Bank loan. The Company is currently a 63% interest holder in Brooksville but that may change in the future if the Company is not able to raise sufficient financing to complete the project.

NASDAQ

On June 21, 2022, the Nasdaq Listing Qualifications Staff (the “Staff”) issued the Company a delist letter citing its failure to comply with the minimum bid price requirement under Listing Rule 5550(a)(2). In accordance with Listing Rule 5810(c)(3)(A), the Company was provided 180 calendar days, or until December 19, 2022, to regain compliance with Rule 5550(a)(2). On December 20, 2022, Staff notified the Company that it had determined to delist the Company as it did not comply with bid price requirement for listing on the Exchange. On April 14, 2023, the Nasdaq Listing Qualifications Staff issued the Company a compliance letter citing that that the Company regained compliance with the bid price concern.

REVERSE SPLIT

On March 24, 2023, the Company completed a reverse stock split of its common stock. As a result of the reverse stock split, the following changes have occurred (i) every thirteen shares of common stock have been combined into one share of common stock; (ii) the number of shares of common stock underlying each common stock option or common stock warrant have been proportionately decreased on a 13-for-1 basis, and the exercise price of each such outstanding stock option and common warrant has been proportionately increased on a 13-for-1 basis. Accordingly, all option numbers, share numbers, warrant numbers, share prices, warrant prices, exercise prices and losses per share have been adjusted within these consolidated financial statements, on a retroactive basis, to reflect this 13-for-1 reverse stock split. On April 14, 2023, the Nasdaq Listing Qualifications Staff issued the Company a compliance letter citing that that the Company regained compliance with the bid price concern.

GOING CONCERN

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. As of March 31, 2023, the Company had approximately $3,328 in cash and cash equivalents, approximately $1,468 in working capital, shareholder equity of $2,879 and an accumulated deficit of approximately $54,445. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. Company’s ability to continue as a going concern is dependent upon raising capital from financing transactions and revenue from operations. Management anticipates their business will require substantial additional investments that have not yet been secured. Management is continuing in the process of fund raising in the private equity and capital markets as the Company will need to finance future activities. These financial statements do not include any adjustments that may be necessary should the Company be unable to continue as a going concern.

SECURITIES OFFERING

On February 6, 2023, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with an institutional investor (the “Investor”) for the purpose of raising approximately $5,000 in gross proceeds for the Company. Pursuant to the terms of the Purchase Agreement, the Company agreed to sell, in a registered direct offering, an aggregate of (i) 163,344 shares (the “Shares”) of the Company’s common stock (“Common Stock”) and (ii) pre-warrants to purchase up to 128,031 shares of Common Stock (the “Pre-Funded Warrants” and such shares of Common Stock issuable upon exercise of the Pre-Funded Warrants, the “Pre-Funded Warrant Shares”) and, in a concurrent private placement, warrants (the “Purchase Warrants”) to purchase 291,375 shares of Common Stock (the shares of Common Stock issuable upon exercise of the Purchase Warrants, the “Purchase Warrant Shares”). The combined purchase price per Share and Purchase Warrant is $17.16 and the combined purchase price per Pre-Funded Warrant and Purchase Warrant of $17.16. The Pre-Funded Warrants were sold, in lieu of shares of Common Stock, to any Investor whose purchase of shares of Common Stock in the Registered Offering would otherwise result in such Investor, together with its affiliates and certain related parties, beneficially owning more than 4.99% (or, at such Investor’s option upon issuance, 9.99%) of the Company’s outstanding Common Stock immediately following the consummation of the Registered Offering. Each Pre-Funded Warrant represents the right to purchase one share of Common Stock at an exercise price of $0.0013 per share. As of March 31, 2023 the Pre-Funded Warrants were exercised in full. The Purchase Warrants will be exercisable on or before August 5, 2023 and will expire on August 5, 2028 at an exercise price of $17.16 per share. The closing of the sales of these securities under the Purchase Agreement occurred on or about February 8, 2023, subject to satisfaction of customary closing conditions. H.C. Wainwright & Co., LLC (“Wainwright”) is acting as exclusive placement agent for the offering pursuant to an engagement agreement between the Company and Wainwright dated as of December 13, 2022. As compensation for such placement agent services, the Company has agreed to pay Wainwright an aggregate cash fee equal to 7.0% of the gross proceeds received by the Company from the offering, plus a management fee equal to 1.0% of the gross proceeds received by the Company from the offerings, a non-accountable expense of $65 and $16 for clearing expenses. The Company has also agreed to issue to Wainwright or its designees warrants to purchase 20,397 shares of Common Stock (the “PA Warrants” and the shares of Common Stock issuable upon exercise of the PA Warrants, the “PA Warrant Shares”). The PA Warrants have a term of five years from the issuance date and have an exercise price of $23.17 per share. The net proceeds to the Company from the registered direct offering and concurrent private placement, after deducting the Placement Agent’s fees and expenses and the Company’s offering expenses were approximately $4,300.

NOTE 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS

Cuentas, Inc. (the “Company”) together with its subsidiaries, is focused on financial technology (“FINTECH”) services, delivering mobile financial services, prepaid debit and digital content services to unbanked, underbanked and underserved communities. The Company derives its revenue from GPR “Debit” Card fees and the sales of prepaid products and services including third party digital content, gift cards, remittances, mobile phone topups and other digital services. Additionally, The Company has an agreement with Interactive Communications International, Inc. (“InComm”) a leading processor of general purpose reloadable (“GPR”) debit cards, to market and distribute a line of prepaid digital content and gift cards targeted towards the Latin American market. Cuentas is able to purchase InComm’s prepaid digital content and gift cards at a discount and resell these same products in real time through its mobile app and through the Cuentas-SDI network of over 31,000 bodegas. Cuentas is able to offer these digital products to the public through its mobile app and the Cuentas-SDI distribution network, many at discounted prices, while making a small profit margin which varies from product to product. The prepaid digital content and gift cards include Amazon Cash, XBox, PlayStation, Nintendo, Karma Koin, Transit System Loads & Reloads (LA TAP, NY Transit, Grand Rapids, CT GO and more coming in 2023), Burger King, Cabela’s, Bass Pro Shops, AT&T, Verizon, Mango Mobile, Black Wireless and many more prepaid wireless carriers in the US and in foreign countries. Cuentas accountholders can also send up to $500 anywhere in the world that WesternUnion operates at a discounted rate.

The Company was incorporated under the laws of the State of Florida on September 21, 2005 to act as a holding company for its subsidiaries. Its subsidiary is Meimoun and Mammon, LLC (100% owned) (“M&M”),Tel3, a business segment of Meimoun and Mammon, LLC provides prepaid calling cards to consumers directly and operates in a complimentary space as Meimoun and Mammon, LLC. The Company also owns 50% of CUENTASMAX LLC which installs WiFi6 shared network (“WSN”) systems in locations in the New York metropolitan tristate area using access points and small cells to provide users with access to the WSN.

On March 3, 2022 the Company provided a loan to Cuentas SDI, LLC. As of December 31, 2022 the loan was not returned by Cuentas SDI, LLC and therefore the company recorded a loss of $100.

On May 27, 2022, the Company entered into a Membership Interest Purchase Agreement (the “MIPA”) with SDI Black 011, LLC (“SDI Black”), the holders of all the membership interests of SDI Black and Cuentas SDI, LLC, a Florida limited liability (“Cuentas-SDI”), for the acquisition of 19.99% of the membership interests of Cuentas-SDI in exchange for $750,000. The Company also had the right to close on the potential acquisition of the remaining 80.01% of the membership interests of Cuentas-SDI within 60 days (with a potential 30 day extension, the “Potential Acquisition Period”) in exchange for a purchase price of an additional $2,459,000. SDI Black previously transferred all of its assets including the platform, portals, domain names, and related software necessary to conduct its business to Cuentas-SDI. The MIPA further provides that during the Potential Acquisition Period, the Company will invoice and Cuentas-SDI will pay invoices on a seven-net-ten day basis and during this same period, Cuentas-SDI will allow the Company to realize 40% of the Cuentas-SDI gross revenues and reflect 40% of the gross revenues on its books and records. The MIPA contains a number of representations and warranties by each of the parties thereto which we believe are customary for transactions similar to the transactions contemplated by the MIPA. The 60-day option to acquire the remaining 80.01% of the membership interests of Cuentas-SDI expired on July 27, 2022.

On August 22, 2022, the Company entered into a Software Licensing and transaction sharing Agreement with The OLB Group, Inc. (“OLB), a Delaware corporation whereas OLB, through its wholly-owned subsidiaries will establish a merchant services relationship whereby the parties will seek to sell or rent OLB’s point-of-sale (POS) devices to merchants in the network established by Cuentas SDI, LLC for the merchants in the SDI network and the Company will use reasonable best efforts to interconnect its reload agreement with the OLB POS platform for use in qualified merchant locations. The Company will market the OLB-branded products under the processing platform as a Cuentas white label application for payment processing and debit cards. OLB will develop for Cuentas’ Mobile App and associated products, an Application Programming Interface (API), databases and servers at no cost to the Company to allow for the registration, approval and onboarding of consumers onto the Cuentas GPR/Mobile App/Mobile Wallet platform with complete functions as currently available through the Cuentas App and associated products and services. OLB agreed to provide OLB’s Services for Cuentas’ benefit in exchange for revenue sharing and OLB will utilize its developers to enhance the Cuentas GPR-Mobile-App. Before the relaunch of the Cuentas GPR-Mobile-App, the OLB developers in consultation with Cuentas shall as necessary test the functionality, reliability and process of the Cuentas GPR-Mobile-App in a controlled testing environment. Upon approval by the Company of the results of the controlled testing environment to move the Cuentas GPR-Mobile-App into production, the OLB developers, in consultation with the Company, shall perform periodic test of the Cuentas GPR-Mobile-App to ensure continued functionality, reliability and process of the Cuentas GPR-Mobile-App and to remove and repair any bugs or malfunctions in the Cuentas GPR-Mobile-App as soon as practicable. All net revenue generated by OLB from the following: (i) net revenues from the sale or rental of OLB POS devices to Cuentas-SDI Merchants, (ii) all other net revenues generated by OLB arising from or related to the OLB POS devices elected to be utilized by the Cuentas-SDI Merchants, (iii) all net revenues generated by OLB from the Cuentas White Label Products/Services, and (iv) to the extent that the Reload Provider agrees to provide its reload capability through the OLB POS devices, the net revenues generated by OLB from the reloads shall be split between OLB and Cuentas. All net revenue generated by Cuentas from the following: (i) net revenues from each reload purchased though the OLB POS device through a Cuentas-SDI Merchant, (ii) all retail digital products as set forth on Schedule A sold through a OLB POS device through a Cuentas-SDI Merchant or the Cuentas White Label Products/Services, (iii) mobile top-ups net revenues sold through a OLB POS device through a Cuentas-SDI Merchant: all net revenues to be split between OLB and Cuentas. Net revenue will be shared between the Parties and profits will be calculated and settled on a 30 net 30 basis (after each 30-day period closes, the Parties have 30 days to calculate and settle net revenue).

REVERSE SPLIT

On March 24, 2023, the Company completed a reverse stock split of its common stock. As a result of the reverse stock split, the following changes have occurred (i) every thirteen shares of common stock have been combined into one share of common stock; (ii) the number of shares of common stock underlying each common stock option or common stock warrant have been proportionately decreased on a 13-for-1 basis, and the exercise price of each such outstanding stock option and common warrant has been proportionately increased on a 13-for-1 basis. Accordingly, all option numbers, share numbers, warrant numbers, share prices, warrant prices, exercise prices and losses per share have been adjusted within these consolidated financial statements, on a retroactive basis, to reflect this 13-for-1 reverse stock split.

GOING CONCERN

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. As of December 31, 2022, the Company had approximately $466 in cash and cash equivalents, approximately $1,445 in negative working capital, negative shareholder equity of $724 and an accumulated deficit of approximately $52750. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. Company’s ability to continue as a going concern is dependent upon raising capital from financing transactions and revenue from operations. Management anticipates their business will require substantial additional investments that have not yet been secured. Management is continuing in the process of fund raising in the private equity and capital markets as the Company will need to finance future activities. These financial statements do not include any adjustments that may be necessary should the Company be unable to continue as a going concern.

SECURITIES OFFERING

On February 2, 2021 the Company’s common stock and warrants began trading on The Nasdaq Capital Market under the symbols “CUEN” and “CUENW,” respectively. On February 4, 2021 the Company sold an aggregate of 214,669 units at a price to the public of $55.90 per unit (the “Offering”), each unit consisting of one share of the Company’s common stock, par value $0.001 per share (the “Common Stock”), and a warrant exercisable for five years to purchase one share of Common Stock at an exercise price of $55.90 per share (the “Warrants”), pursuant to that certain Underwriting Agreement, dated as of February 1, 2021 (the “Underwriting Agreement”), between the Company and Maxim Group LLC (the “Representative” or “Maxim”), as representative of the sole underwriter. In addition, pursuant to the Underwriting Agreement, the Company granted Maxim a 45-day option to purchase up to 32,201 additional shares of Common Stock, and/or 32,201 additional Warrants, to cover over-allotments in connection with the Offering. The Common Stock and the Warrants were offered and sold to the public pursuant to the Company’s registration statements on Form S-1 (File Nos. 333-249690 and 333-252642), filed by the Company with the Securities and Exchange Commission under the Securities Act of 1933, as amended (the “Securities Act”), on October 28, 2020, as amended, and which became effective on February 1, 2021. The Company received gross proceeds of approximately $12.0 million, before deducting underwriting discounts and commissions of 8% of the gross proceeds and estimated Offering expenses, and intend to use the net proceeds from the Offering for sales and marketing; purchase of chip-based debit card stock for GPR and Starter cards; repayment of outstanding loans; research and development; and working capital and operating expenses purposes. The Underwriting Agreement contains customary representations, warranties, and covenants by the Company. It also provides for customary indemnification by each of the Company and the Underwriter for losses or damages arising out of or in connection with the offering, including for liabilities under the Securities Act, other obligations of the parties and termination provisions. In addition, pursuant to the terms of the Underwriting Agreement, certain existing stockholders and each of the Company’s directors and executive officers entered into “lock-up” agreements with the Underwriter that generally prohibit the sale, transfer, or other disposition of securities of the Company for a period of 180 days following February 1, 2021. The Company has also agreed that it will not issue or announce the issuance or proposed issuance of any common stock or common stock equivalents for a period of 180 days following the closing date, other than certain exempt issuances. Pursuant to the Underwriting Agreement, the Company also agreed to issue to Maxim warrants (the “Underwriter’s Warrants”) to purchase up to a total of 17,174 shares of Common Stock (8% of the shares of Common Stock sold in the Offering). The Underwriter’s Warrants are exercisable at $69.88 per share of Common Stock and have a term of five years. The Underwriter’s Warrants are subject to a lock-up for 180 days from the commencement of sales in the Offering, including a mandatory lock-up period in accordance with FINRA Rule 5110(e), and will be non-exercisable for six months after February 1, 2021. In addition, pursuant to the Underwriting Agreement, the Company granted Maxim a right of first refusal, for a period of twelve months from the commencement of sales in the Offering, to act as sole managing underwriter and bookrunner any and all future public or private equity, equity-linked or debt (excluding commercial bank debt) offerings. The total expenses of the offering are estimated to be approximately $1.4 million, which included Maxim’s expenses relating to the offering. During 2021, 111,881 Warrants issued in the Offering were exercised for 111,881 shares of the Company’s common stock in consideration of $5,765.

On August 4, 2022, the Company, entered into a Securities Purchase Agreement (“Purchase Agreement”) with an institutional investor (the “Purchaser”) pursuant to which the Purchaser agreed to purchase, and the Company agreed to issue and sell to the Purchaser in a private placement, an aggregate of 127,308 shares of the Company’s common stock, $0.001 par value, pre-funded warrants to purchase up to 197,620 shares of Common and warrants to purchase up to 324,928 shares of Common Stock. The purchase price per Share and associated Common Stock Warrant was $9.23 and the purchase price per Pre Funded Warrant and associated Common Stock Warrant was $9.23. Each Common Stock Warrant entitles the holder to purchase one share of Common Stock at an exercise price of $7.67 per share. Each Pre Funded Warrant entitles the holder to purchase one share of Common Stock at an exercise price of $0.0001 per share. The Common Stock Warrants are exercisable for a period of five years and six months commencing on the issuance date and the Pre Funded Warrants are exercisable until exercised. The Warrants also contain customary beneficial ownership limitations that may be waived at the option of each holder upon 61 days’ notice to the Company. The Private Placement closed on August 8, 2022. The gross proceeds to the Company, before deducting placement agent fees and other offering expenses, are approximately $3.0 million. On August 4, 2022, in connection with the Private Placement, the Company entered into a registration rights with the Purchaser, pursuant to which the Company agreed to file a registration statement with the Securities and Exchange Commission (the “SEC”) to register for resale the Shares and any shares of the Company’s common stock issuable upon exercise of the Warrants within 30 days of the signing of the Registration Rights Agreement, with such registration statement becoming effective within 60 days after the signing of the Registration Rights Agreement, subject to adjustment in the event of a review by the SEC. The Company is subject to customary penalties and liquidated damages in the event it does not meet certain filing requirements and deadlines set forth in the Registration Rights Agreement. Pursuant to an engagement agreement, H.C. Wainwright & Co., LLC (the “Placement Agent’) was engaged by the Company to act as its placement agent for the Private Placement. The Company agreed to pay the Placement Agent a cash fee equal to 7.0% of the gross proceeds received by the Company in the Private Placement, in addition to the reimbursement of certain expenses. The Company also agreed to issue to the Placement Agent warrants to purchase up to 22,745 shares of Common Stock, exercisable for a period of five years and six months commencing on the issuance date, at an exercise price of $11.54 per share.